Debt Securities in Issue (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Debt Securities in Issue

	30 June 2018 £m	31 December 2017 £m
Medium-term notes	21,950	18,002
Covered bond programme	16,017	15,799
Certificates of deposit	3,304	4,681
Credit Linked Notes	43	43
Securitisation programmes	4,690	4,108
	46,004	42,633